Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details 1
Statutory federal income tax rate	34.00%	34.00%
Permanent differences and other	13.00%	(22.00%)
Valuation allowance	(47.00%)	(12.00%)
Income tax provision (benefit)	0.00%	0.00%